UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $296,985 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    11011   254833 SH       SOLE                   254833
ARVINMERITOR INC               COM              043353101    12586  1125727 SH       SOLE                  1125727
BE AEROSPACE INC               COM              073302101    11380   484268 SH       SOLE                   484268
CISCO SYS INC                  COM              17275R102     8198   342432 SH       SOLE                   342432
COMCAST CORP NEW               CL A             20030N101    12875   763625 SH       SOLE                   763625
CONSTELLATION BRANDS INC       CL A             21036P108    11875   745460 SH       SOLE                   745460
CRACKER BARREL OLD CTRY STOR   COM              22410J106     4533   119316 SH       SOLE                   119316
CROWN HOLDINGS INC             COM              228368106     9818   383805 SH       SOLE                   383805
DANA HOLDING CORP              COM              235825205    12794  1180248 SH       SOLE                  1180248
E HOUSE CHINA HLDGS LTD        ADR              26852W103     8016   442394 SH       SOLE                   442394
E M C CORP MASS                COM              268648102    10719   613556 SH       SOLE                   613556
FISERV INC                     COM              337738108    12522   258295 SH       SOLE                   258295
GAYLORD ENTMT CO NEW           COM              367905106    13120   664296 SH       SOLE                   664296
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    12761  1070568 SH       SOLE                  1070568
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    10263   432868 SH       SOLE                   432868
INGERSOLL-RAND PLC             SHS              G47791101     9418   263524 SH       SOLE                   263524
JARDEN CORP                    COM              471109108    14006   453106 SH       SOLE                   453106
KAR AUCTION SVCS INC           COM              48238T109     6948   503855 SH       SOLE                   503855
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     1302    28213 SH       SOLE                    28213
MICROSOFT CORP                 COM              594918104     8389   275238 SH       SOLE                   275238
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     3946    52194 SH       SOLE                    52194
NEWELL RUBBERMAID INC          COM              651229106    12760   850126 SH       SOLE                   850126
NII HLDGS INC                  CL B NEW         62913F201     7724   230008 SH       SOLE                   230008
OWENS ILL INC                  COM NEW          690768403    10668   324560 SH       SOLE                   324560
PRICELINE COM INC              COM NEW          741503403     5136    23512 SH       SOLE                    23512
REPUBLIC SVCS INC              COM              760759100     2725    96266 SH       SOLE                    96266
TYCO INTERNATIONAL LTD         SHS              H89128104    13731   384842 SH       SOLE                   384842
VISA INC                       COM CL A         92826C839    11000   125769 SH       SOLE                   125769
WILLIAMS COS INC DEL           COM              969457100     9255   439037 SH       SOLE                   439037
WYNDHAM WORLDWIDE CORP         COM              98310W108    11463   568304 SH       SOLE                   568304
YAHOO INC                      COM              984332106     6043   360106 SH       SOLE                   360106